ACCRUED POST-EMPLOYMENT AND TERMINATION BENEFITS (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Retirement Benefits [Abstract]
Employee compensation	$ 11,650
Cash payments	$ 3,716	$ 4,151